Shareholder Report, Holdings (Details) - C000110341	Oct. 31, 2025
Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	11.60%
Financials
Holdings [Line Items]
Percent of Total Investments	31.40%
Energy
Holdings [Line Items]
Percent of Total Investments	22.70%
Materials
Holdings [Line Items]
Percent of Total Investments	17.00%
Utilities
Holdings [Line Items]
Percent of Total Investments	9.80%
Industrials
Holdings [Line Items]
Percent of Total Investments	8.20%
Information Technology
Holdings [Line Items]
Percent of Total Investments	3.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
Communication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
Brazil
Holdings [Line Items]
Percent of Total Investments	24.60%
China
Holdings [Line Items]
Percent of Total Investments	23.80%
Indonesia
Holdings [Line Items]
Percent of Total Investments	9.90%
Poland
Holdings [Line Items]
Percent of Total Investments	7.80%
Taiwan
Holdings [Line Items]
Percent of Total Investments	6.20%
India
Holdings [Line Items]
Percent of Total Investments	4.80%
South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
Thailand
Holdings [Line Items]
Percent of Total Investments	2.90%
Czech Republic
Holdings [Line Items]
Percent of Total Investments	2.70%
Colombia
Holdings [Line Items]
Percent of Total Investments	1.80%